UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 27.2%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.5%
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	$3,950,000	$4,036,817	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	4,950,000	5,412,196
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,274,495
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	6,156,767
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,171,453	(a)

Total Automobiles				18,051,728

Hotels, Restaurants & Leisure - 0.1%
Marriott International Inc., Senior Notes	5.810%	11/10/15	4,400,000	4,533,623

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	4,110,000	4,483,895
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	102,362

Total Internet & Catalog Retail				4,586,257

Media - 1.2%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	51,092
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	890,008
CBS Corp., Senior Notes	7.625%	1/15/16	2,470,000	2,600,950
Comcast Corp., Notes	5.875%	2/15/18	900,000	1,013,963
Comcast Corp., Notes	6.450%	3/15/37	620,000	839,551
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,552,010
Comcast Corp., Senior Notes	3.375%	2/15/25	320,000	334,645
Comcast Corp., Senior Notes	4.200%	8/15/34	430,000	465,834
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,699,971
Comcast Corp., Senior Notes	6.950%	8/15/37	1,130,000	1,605,058
Comcast Corp., Senior Notes	6.550%	7/1/39	300,000	410,019
Comcast Corp., Senior Notes	6.400%	3/1/40	430,000	586,029
COX Communications Inc., Senior Notes	6.950%	6/1/38	70,000	89,464	(a)
COX Communications Inc., Senior Notes	4.700%	12/15/42	70,000	71,325	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,552,130	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	2,110,000	2,350,816
Time Warner Cable Inc., Debentures	7.300%	7/1/38	450,000	606,607
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,350,000	1,695,393
Time Warner Cable Inc., Senior Bonds	4.500%	9/15/42	130,000	133,349
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	2,830,000	3,461,486
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	2,720,000	2,925,325
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	910,000	1,166,374
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	1,140,000	1,363,451
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	1,230,000	1,412,953
Time Warner Inc., Senior Debentures	7.700%	5/1/32	5,740,000	8,162,837
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,523,301
Time Warner Inc., Senior Notes	6.100%	7/15/40	220,000	277,936
Time Warner Inc., Senior Notes	6.250%	3/29/41	340,000	438,794
Viacom Inc., Senior Notes	4.250%	9/1/23	1,080,000	1,141,015

Total Media				46,421,686

Specialty Retail - 0.1%
Autozone Inc., Senior Notes	6.950%	6/15/16	5,620,000	6,000,463

TOTAL CONSUMER DISCRETIONARY				79,593,757

CONSUMER STAPLES - 2.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	4,420,000	5,091,257
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,429,706
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,492,472
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	976,922
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,311,935

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Heineken NV, Senior Notes	1.400%	10/1/17	$1,400,000	$1,406,898	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	422,722
PepsiCo Inc., Senior Notes	7.900%	11/1/18	98,000	118,788
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	492,937
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,200,000	11,055,199	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	290,000	350,864	(a)

Total Beverages				29,149,700

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	210,992
CVS Health Corp., Senior Notes	5.750%	5/15/41	180,000	229,765
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	7,214,774	8,528,570
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	574,724	714,536
Kroger Co., Senior Notes	6.900%	4/15/38	1,080,000	1,474,475
Kroger Co., Senior Notes	5.150%	8/1/43	210,000	248,003
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	420,000	475,214
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,880,851

Total Food & Staples Retailing				15,762,406

Food Products - 0.5%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	2,168,000	2,465,025
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	2,950,000	3,052,259
Mondelez International Inc., Senior Notes	4.000%	2/1/24	2,990,000	3,238,146
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	1,075,000	1,135,720
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	4,280,000	4,981,257
WM Wrigley Jr. Co., Senior Notes	4.650%	7/15/15	1,070,000	1,082,020
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	692,186	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,886,832	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	740,000	775,437	(a)

Total Food Products				19,308,882

Tobacco - 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	3,230,000	4,144,352
Altria Group Inc., Senior Notes	4.750%	5/5/21	4,350,000	4,855,483
Altria Group Inc., Senior Notes	2.850%	8/9/22	3,620,000	3,598,729
Altria Group Inc., Senior Notes	9.950%	11/10/38	200,000	347,098
Altria Group Inc., Senior Notes	10.200%	2/6/39	620,000	1,096,449
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,770,000	4,409,075
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	5,000,000	6,115,050
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,798,734
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,581,015
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,701,919
Reynolds American Inc., Senior Notes	7.750%	6/1/18	80,000	93,226
Reynolds American Inc., Senior Notes	3.250%	11/1/22	1,460,000	1,452,777
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,532,124

Total Tobacco				33,726,031

TOTAL CONSUMER STAPLES				97,947,019

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	450,000	536,188
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	1,920,000	2,186,682
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,677,907	(a)
Transocean Inc., Senior Notes	5.050%	12/15/16	720,000	727,200
Transocean Inc., Senior Notes	3.000%	10/15/17	4,370,000	4,009,475

Total Energy Equipment & Services				11,137,452

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	433,000	461,918
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	5,320,000	5,919,197
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	195,596
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	21,420,000	21,913,602
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,341,401

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	6.000%	1/15/37	$520,000	$620,767
Apache Corp., Senior Notes	5.100%	9/1/40	3,370,000	3,608,492
Apache Corp., Senior Notes	4.250%	1/15/44	8,570,000	8,418,097
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,160,000	2,203,105
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	168,332
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,203,656
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	489,810
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	4,290,000	4,553,350
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	1,670,000	2,281,998
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	424,276
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,020,000	2,352,258
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	830,000	1,131,325
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,910,000	2,707,610
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,869,710
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	682,158
Hess Corp., Notes	8.125%	2/15/19	430,000	516,278
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	863,471
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,263,951
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,771,421
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	13,833,000	15,838,785
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	2,941,544
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,070,000	2,894,396
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	2,800,000	2,792,272
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	2,723,000	2,525,800
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	10,510,000	9,534,146
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	4,719,000	4,608,104
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	7,730,000	8,642,140
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	514,000	545,483
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	687,000	729,079
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,624,776
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	2,190,000	2,230,695	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	5,400,000	5,858,406	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,645,053
Williams Cos. Inc., Notes	7.875%	9/1/21	400,000	464,340
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	29,822
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,320,045

Total Oil, Gas & Consumable Fuels				141,186,665

TOTAL ENERGY				152,324,117

FINANCIALS - 10.5%
Banks - 6.4%
Bank of America Corp., Senior Notes	6.500%	8/1/16	1,030,000	1,099,266
Bank of America Corp., Senior Notes	3.875%	3/22/17	1,150,000	1,203,515
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	594,189
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,442,701
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	461,150
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,222,968
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,943,457
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,723,006
Bank of America Corp., Senior Notes	5.000%	1/21/44	14,040,000	16,115,421
Bank of America Corp., Senior Notes	4.875%	4/1/44	3,480,000	3,916,841
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,248,779
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,000,000	3,097,026
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,695,121	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	100,000	136,797	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,507,542
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	6,102,579
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,071,000	3,281,342	(a)
Citigroup Inc., Senior Notes	6.000%	8/15/17	3,190,000	3,508,888
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,059,282
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,445,509

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	$1,500,000	$1,551,437
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	573,680
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	1,630,000	1,973,930
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	1,190,000	1,586,813
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	180,100	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	4,838,000	6,228,925	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	3,930,000	4,248,538
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	1,210,000	1,503,864
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	7,210,000	8,522,941	(a)(b)(c)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	492,287	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,245,603
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	4,300,000	4,896,087
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,630,367	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	1,330,000	1,348,115
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	11,954,363	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	9,000,000	8,786,250	(b)(c)
JPMorgan Chase & Co., Senior Notes	3.150%	7/5/16	2,041,000	2,093,974
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,392,452
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	659,981
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	4,685,000	5,133,565
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	2,550,000	2,567,151
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	7,050,000	7,308,721
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	117,487	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,778,560	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,674,309
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	547,500	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	200,000	201,459
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	3,800,000	4,398,568
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,150,000	1,206,478
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	5,045,000	5,313,757
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	7,880,000	8,792,362	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	400,000	407,136	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	880,000	983,214
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/22/15	31,840,000	31,438,816	(b)(c)
Wachovia Corp., Senior Notes	5.750%	6/15/17	9,770,000	10,745,769
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	1,110,000	1,149,353
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,617,704
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	673,487
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,066,874
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	160,109
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	565,429
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	2,058,530
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	890,000	954,551
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	8,000	8,290

Total Banks				247,544,265

Capital Markets - 1.4%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	814,419
Credit Suisse NY, Senior Notes	3.625%	9/9/24	1,970,000	2,036,127
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/22/15	700,000	542,500	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,772,319
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,400,024
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	443,522
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	1,034,866
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	373,555
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,194,243

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	$1,510,000	$1,580,324
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	7,977,273
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	7,725,000	8,283,378
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/22/15	1,430,000	0	(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	740,000	846,455
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	3,010,000	3,665,250
Morgan Stanley, Medium-Term Notes	0.707%	10/18/16	3,100,000	3,096,230	(b)
Morgan Stanley, Senior Notes	4.750%	3/22/17	560,000	596,172
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,552,169
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,339,802
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	4,020,000	4,349,825
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,528,278
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	3,310,000	3,287,945	(a)
UBS AG Stamford CT, Medium-Term Notes	5.750%	4/25/18	459,000	513,432

Total Capital Markets				56,228,108

Consumer Finance - 0.7%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	10,944
American Express Co., Subordinated Debentures	6.800%	9/1/66	4,250,000	4,463,350	(b)
Capital One Financial Corp., Subordinated Notes	6.150%	9/1/16	2,490,000	2,652,978
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	6,032,144
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	10,225,000	8,371,719
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,984,756

Total Consumer Finance				26,515,891

Diversified Financial Services - 1.0%
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	225,136
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,478,545
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	3,710,000	4,118,493
General Electric Capital Corp., Senior Notes	4.625%	1/7/21	4,730,000	5,325,573
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	1,570,000	2,258,489
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	11,740,000	12,737,900	(b)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	4,180,000	3,929,200	(a)(b)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	5,260,000	5,588,750	(a)
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	4,025,101	(a)

Total Diversified Financial Services				39,687,187

Insurance - 0.6%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	7,770,000	8,855,143
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	100,000	111,714
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	729,539
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	8,147,000	9,654,195
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	2,810,000	3,915,799	(a)

Total Insurance				23,266,390

Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,730,000	3,858,010	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	$8,820,000	$9,278,711
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,288,362

Total Thrifts & Mortgage Finance				12,567,073

TOTAL FINANCIALS				409,666,924

HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,905,203
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	623,568
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	3,280,000	3,502,397

Total Biotechnology				7,031,168

Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	1,300,000	1,360,581
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,670,000	2,901,542
Medtronic Inc., Senior Notes	4.450%	3/15/20	2,460,000	2,737,104
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	41,475
Medtronic Inc., Senior Notes	3.500%	3/15/25	5,470,000	5,718,289	(a)
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,989,822	(a)

Total Health Care Equipment & Supplies				16,748,813

Health Care Providers & Services - 0.3%
Anthem Inc., Notes	5.875%	6/15/17	738,000	807,282
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,169,726
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,068,044
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	400,720
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	754,726
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	905,967
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,761,701
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	837,853
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,269,845

Total Health Care Providers & Services				10,975,864

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	1,190,000	1,242,126
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	400,000	477,772

Total Life Sciences Tools & Services				1,719,898

Pharmaceuticals - 0.8%
AbbVie Inc., Senior Notes	1.750%	11/6/17	3,500,000	3,512,414
AbbVie Inc., Senior Notes	2.900%	11/6/22	410,000	406,703
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,140,739
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	2,940,000	3,034,168
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,210,000	1,261,205
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,590,000	1,689,941
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,097,208
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,248,178
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	5,110,000	5,339,332
Perrigo Finance PLC, Senior Notes	3.900%	12/15/24	1,750,000	1,813,079
Perrigo Finance PLC, Senior Notes	4.900%	12/15/44	330,000	353,641
Pfizer Inc., Senior Notes	6.200%	3/15/19	150,000	175,491
Pfizer Inc., Senior Notes	7.200%	3/15/39	2,080,000	3,058,120
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	1,029,000	1,191,438	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	32,000	33,702
Wyeth, Notes	5.950%	4/1/37	1,510,000	1,933,188
Zoetis Inc., Senior Notes	3.250%	2/1/23	680,000	677,689

Total Pharmaceuticals				31,966,236

TOTAL HEALTH CARE				68,441,979

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	$250,000	$291,992
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	5,103,154
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,350,120

Total Aerospace & Defense				6,745,266

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,516,211

Airlines - 0.4%
Air 2 US, Notes	8.027%	10/1/19	2,690,735	2,879,087	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	181,537	213,088
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	2,623,868	2,912,493
Southwest Airlines Co., Notes	5.125%	3/1/17	2,640,000	2,822,770
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	778,316	812,795
United Airlines Inc., Pass-Through Certificates	6.820%	5/1/18	352,413	377,082
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	2,226,479	2,382,332
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	75,980	84,338
United Airlines Inc., Senior Secured Notes	6.648%	9/15/17	83,816	87,378
US Airways, Pass-Through Trust, Pass-Through Certificates	6.850%	1/30/18	4,212,317	4,465,056

Total Airlines				17,036,419

Building Products - 0.1%
Masco Corp., Senior Notes	6.125%	10/3/16	4,120,000	4,390,272

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,050,874
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,180,000	1,228,474
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	484,312

Total Commercial Services & Supplies				2,763,660

Electrical Equipment - 0.2%
ABB Finance U.S.A. Inc., Senior Notes	4.375%	5/8/42	340,000	381,649
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,154,370
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,844,220
Eaton Corp., Senior Notes	4.150%	11/2/42	1,930,000	1,988,404

Total Electrical Equipment				10,368,643

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,248,535
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	24,502

Total Industrial Conglomerates				3,273,037

Machinery - 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	1,530,000	1,562,304
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	773,195

Total Machinery				2,335,499

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, Senior Bonds	4.550%	9/1/44	140,000	153,414
Burlington Northern Santa Fe LLC, Senior Notes	3.850%	9/1/23	6,895,000	7,440,781

Total Road & Rail				7,594,195

TOTAL INDUSTRIALS				59,023,202

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
MasterCard Inc., Senior Notes	3.375%	4/1/24	$3,100,000	$3,263,630

Semiconductors & Semiconductor Equipment - 0.2%
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	5,875,000	6,185,094

Software - 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,474,504

TOTAL INFORMATION TECHNOLOGY				13,923,228

MATERIALS - 1.6%
Chemicals - 0.0%
Ecolab Inc., Senior Notes	4.350%	12/8/21	750,000	826,433
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	776,603
PPG Industries Inc., Senior Notes	6.650%	3/15/18	55,000	62,656

Total Chemicals				1,665,692

Metals & Mining - 1.5%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	210,000	245,142
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	1,710,000	1,672,132
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	2,510,000	2,476,143
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	3,840,000	3,943,549
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	550,000	647,534
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	7,180,000	7,499,747
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	2,080,000	2,382,022
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	1,600,000	1,558,976
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	348,000	322,119
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	1,050,000	1,050,507	(a)
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	60,000	60,223
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	2,310,000	2,353,537
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	610,000	773,546
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	4,803,000	5,064,956
Southern Copper Corp., Senior Notes	5.250%	11/8/42	7,470,000	6,809,278
Vale Overseas Ltd., Notes	8.250%	1/17/34	975,000	1,084,785
Vale Overseas Ltd., Notes	6.875%	11/21/36	6,129,000	5,927,969
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	7,986,000	7,676,702
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	830,000	883,311	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	3,540,000	3,554,868	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,987,516	(a)

Total Metals & Mining				59,974,562

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,334,756

TOTAL MATERIALS				63,975,010

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
AT&T Inc., Global Notes	5.800%	2/15/19	3,000,000	3,399,489
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	810,633
AT&T Inc., Senior Notes	5.550%	8/15/41	3,020,000	3,396,404
AT&T Inc., Senior Notes	4.350%	6/15/45	1,790,000	1,712,097
CenturyTel Inc., Senior Notes	6.000%	4/1/17	4,120,000	4,387,800
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	4,515,000	4,725,304
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	555,148
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,151,313
Verizon Communications Inc., Senior Notes	2.500%	9/15/16	2,160,000	2,205,969
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	2,730,000	3,014,665
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	2,440,000	2,551,864

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	$3,120,000	$3,024,288
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	3,270,000	3,749,003
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	5,265,000	5,655,763
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	3,568,000	4,453,364
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	19,906,000	25,920,777

Total Diversified Telecommunication Services				70,713,881

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	3,214,386
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	2,080,000	2,357,098
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,148,560

Total Wireless Telecommunication Services				10,720,044

TOTAL TELECOMMUNICATION SERVICES				81,433,925

UTILITIES - 0.9%
Electric Utilities - 0.7%
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	852,889
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	929,884
Exelon Corp., Bonds	5.625%	6/15/35	515,000	615,123
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	9,733,975
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,300,595
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,469,409
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,290,000	1,685,349
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	260,000	317,489
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	5,993,248
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,257,548

Total Electric Utilities				27,155,509

Gas Utilities - 0.2%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	30,000	32,253	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	4,850,000	6,032,527

Total Gas Utilities				6,064,780

TOTAL UTILITIES				33,220,289

TOTAL CORPORATE BONDS & NOTES (Cost - $1,034,744,795)				1,059,549,450

ASSET-BACKED SECURITIES - 6.1%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,312,367	1,401,498	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,772,270	4,848,970	(a)
Airspeed Ltd., 2007-1A G1W	0.445%	4/15/24	11,108,639	9,331,257	(a)(b)
ALM Loan Funding, 2015-12A A1	1.749%	4/16/27	7,500,000	7,496,250	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.209%	7/25/32	983,989	950,156	(b)
Apidos CDO, 2013-16A B	3.057%	1/19/25	4,550,000	4,473,724	(a)(b)
Apidos CDO, 2014-18A A1	1.669%	7/22/26	3,000,000	2,991,984	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	1.926%	4/15/27	3,750,000	3,656,062	(a)(b)(f)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,350,000	3,467,404	(a)
Argent Securities Inc., 2006-W4 A2B	0.284%	5/25/36	125,644	45,119	(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	7,900,000	7,866,567	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	1,840,000	1,839,807	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,100,000	2,168,998	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-2A A	2.500%	2/20/21	3,550,000	3,588,890	(a)
Bayview Financial Acquisition Trust, 2004-C A1	0.808%	5/28/44	17,543	17,529	(b)
Bayview Financial Acquisition Trust, 2005-B M1	0.628%	4/28/39	495,785	490,968	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1	1.146%	12/25/34	$4,792,645	$4,494,049	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.744%	9/25/34	70,132	68,883	(b)
Bear Stearns Asset-Backed Securities Trust, 2005-SD2 2A1	0.834%	12/25/44	120,549	120,619	(b)
Brazos Student Loan Finance Corp., 2009-1 AS	2.756%	12/27/39	5,900,000	6,514,379	(b)
Carlyle Global Market Strategies, 2013-4A A1	1.723%	10/15/25	500,000	499,225	(a)(b)
Carlyle Global Market Strategies, 2013-4A C	3.053%	10/15/25	2,000,000	1,971,424	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	1.785%	4/20/27	3,250,000	3,239,925	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.794%	1/25/33	215,032	196,916	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.794%	9/25/33	345,395	328,503	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.514%	12/25/36	660,122	448,179	(a)(b)
Covenant Credit Partners CLO I Ltd., 2014-1A A	1.737%	7/20/26	1,250,000	1,243,237	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.304%	2/3/29	19,196	19,100	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	5.604%	10/25/36	3,715,000	3,981,313	(a)
FBR Securitization Trust, 2005-5 M1	0.861%	11/25/35	10,261,000	8,679,031	(b)
Flatiron CLO Ltd., 2013-1A B	3.007%	1/17/26	2,500,000	2,434,995	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	1.812%	1/24/27	5,000,000	4,990,000	(a)(b)
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	32,274	789	(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.672%	2/20/32	925,000	847,810	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.672%	3/13/32	1,675,000	1,514,507	(b)
GSAA Home Equity Trust, 2005-6 A3	0.544%	6/25/35	6,515,350	6,233,620	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.604%	8/25/35	6,500,000	5,595,635	(b)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	2,430,000	2,421,463	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 A7	1.981%	11/15/46	1,100,000	1,090,210	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	0.354%	2/25/36	2,639,872	2,462,346	(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	0.364%	5/25/35	219,912	215,859	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	0.693%	1/21/31	102,472	95,424	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	0.613%	4/21/31	7,678,237	7,185,033	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.474%	11/25/34	2,779,526	2,752,948	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	1.104%	4/25/35	14,730,000	14,356,698	(b)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.334%	10/25/36	2,503,111	1,221,556	(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.474%	5/25/37	9,937,943	8,902,996	(a)(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.723%	4/15/26	2,060,000	2,057,378	(a)(b)
North Carolina State Education Assistance Authority, 2012-1 A	0.974%	7/25/39	416,745	417,324	(b)
OHA Loan Funding Ltd., 2014-1A A1	1.762%	10/20/26	5,400,000	5,396,150	(a)(b)
OZLM Ltd., 2014-8A A1A	1.715%	10/17/26	5,000,000	4,980,025	(a)(b)
OZLM Ltd., 2014-8A A2A	2.425%	10/17/26	2,000,000	1,977,802	(a)(b)
OZLM Ltd., 2014-8A B	3.275%	10/17/26	1,000,000	987,228	(a)(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	5,433,997	5,545,485	(a)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.954%	1/25/31	316,099	216,302	(b)
RAAC Series, 2007-RP2 A	0.874%	2/25/46	249,077	230,462	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RS2 AII	0.854%	3/25/33	70,503	62,735	(b)
Residential Asset Securities Corp., 2001-KS2 AII	0.634%	6/25/31	152,625	141,398	(b)
SACO I Trust, 2005-10 1A	0.694%	6/25/36	1,073,784	1,575,374	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Saranac CLO Ltd., 2014-2A B	2.311%	2/20/25	$750,000	$737,473	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	0.861%	5/25/35	235,446	223,832	(b)
Shackleton CLO Ltd., 2013-4A B1	2.254%	1/13/25	8,800,000	8,725,992	(a)(b)
SLM Student Loan Trust, 2007-7 B	1.006%	10/25/28	4,150,000	3,757,866	(b)
SLM Student Loan Trust, 2011-A A3	2.675%	1/15/43	3,125,000	3,321,244	(a)(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	2,395,678	2,382,869	(a)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	2,560,000	2,595,447
Small Business Administration Participation Certificates, 2013-20I 1	3.620%	9/1/33	3,657,730	3,926,398
Small Business Administration Participation Certificates, 2013-20L 1	3.380%	12/1/33	3,100,715	3,268,114
Small Business Administration Participation Certificates, 2015-20A 1	2.520%	1/1/35	3,700,000	3,715,909
Sound Point CLO Ltd., 2014-1A B1	2.157%	4/18/26	4,000,000	3,911,800	(a)(b)
Structured Asset Investment Loan Trust, 2004-1 A3	0.974%	2/25/34	9,815,949	9,416,371	(b)
Structured Asset Securities Corp., 2004-6XS A5B	5.550%	3/25/34	1,319,994	1,359,786
Venture CDO Ltd., 2013-15A B1	2.303%	7/15/25	1,500,000	1,488,006	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	8,260,000	8,245,834	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.733%	10/14/26	7,500,000	7,485,697	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $233,210,045)				236,912,156

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8%
American Home Mortgage Assets, 2006-4 1A12	0.384%	10/25/46	1,221,285	850,551	(b)
American Home Mortgage Investment Trust, 2004-4 1A1	0.514%	2/25/45	2,886,655	2,718,005	(b)
Banc of America Commercial Mortgage Inc., 2006-5 AM	5.448%	9/10/47	5,860,000	6,151,922
Banc of America Funding Corp., 2005-E 8A1	2.122%	6/20/35	108,765	70,412	(b)
Banc of America Funding Corp., 2006-H 1A1	2.498%	9/20/46	578,493	478,328	(b)
Banc of America Funding Corp., 2015-R3 3A1	0.881%	4/29/47	13,245,000	12,784,074	(a)(b)
Banc of America Funding Corp., 2015-R3 9A1	0.321%	2/27/37	21,256,000	19,876,486	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.483%	12/25/34	82,107	80,102	(b)
Banc of America Mortgage Securities Inc., 2005-A 4A1	2.887%	2/25/35	20,077	19,688	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.377%	11/25/34	3,888,170	3,770,829	(b)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AM	6.084%	6/11/50	2,375,000	2,611,707	(b)
Bear Stearns Mortgage Funding Trust, 2007-AR5 1A1A	0.344%	6/25/47	4,568,306	3,650,168	(b)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.345%	1/15/46	700,000	722,912	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	1.125%	6/15/31	2,970,000	2,966,956	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-388G A	0.925%	6/15/33	3,370,000	3,353,976	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,127,243
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	1,100,000	1,176,609	(b)
COMM Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,530,000	4,999,621	(a)(b)
COMM Mortgage Trust, 2013-CR13 XA, IO	1.008%	12/10/23	31,082,491	1,751,871	(b)
COMM Mortgage Trust, 2014-277P A	3.611%	8/10/49	3,970,000	4,227,502	(a)(b)
COMM Mortgage Trust, 2014-SAVA D	3.275%	6/15/34	4,600,000	4,603,924	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	$280,000	$287,047
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,010,000	1,114,641
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	490,584	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.085%	10/10/46	210,000	232,150	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	462,258	(a)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.428%	3/10/47	22,511,434	1,943,997	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.374%	7/25/24	4,849,120	4,852,422	(b)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.434%	7/25/35	4,749,255	4,084,345	(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	0.364%	7/25/46	1,470,304	1,189,439	(b)
Countrywide Home Loans, 2005-09 2A1	0.394%	5/25/35	3,384,366	2,505,115	(b)
Countrywide Home Loans, 2005-11 3A3	2.439%	4/25/35	81,503	61,227	(b)
Countrywide Home Loans, 2005-R3 AF	0.574%	9/25/35	1,019,018	914,903	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.474%	5/25/35	4,938,608	4,224,416	(b)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.572%	1/15/49	2,698,000	2,892,777	(b)
Credit Suisse Mortgage Trust, 2015-2R 7A3	2.826%	8/27/36	17,753,810	18,123,865	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 4A1	0.421%	12/29/35	28,526,000	26,957,070	(a)(b)(f)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	0.624%	6/25/34	555,914	509,932	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	0.465%	4/15/36	13,426,481	12,318,797	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	0.468%	10/19/45	1,851,926	1,590,228	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.723%	2/25/48	152,262	152,318	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	9,745	10,286
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	8,363	1,135
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	1,406,676	194,792
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	8,200,877	9,079,782
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.116%	11/15/36	1,395,143	248,217	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.326%	7/15/37	1,268,487	228,435	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.856%	9/15/37	2,373,963	444,776	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.056%	1/15/40	855,907	159,420	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	3,100,000	3,384,037
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	9,308,119	10,580,818
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.776%	10/15/41	3,406,523	602,982	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.426%	11/15/41	4,004,176	792,811	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.876%	8/15/39	2,446,134	291,188	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.876%	7/15/42	483,951	95,156	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	4,591,806	560,930
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.876%	8/15/42	953,501	180,993	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.826%	8/15/42	3,722,106	862,476	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	2,473,180	394,733
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.976%	11/15/42	722,105	162,084	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.976%	11/15/42	$775,147	$182,223	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.976%	11/15/42	1,082,124	232,034	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.026%	5/15/39	2,198,081	385,952	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	18,253,394	2,793,715
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.076%	9/15/42	2,124,121	353,040	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	5,955,773	724,582
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	4,895,292	698,657
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	5.776%	2/15/44	2,095,716	469,319	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	5.826%	5/15/44	1,635,365	367,375	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	1,695	1,687
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	6,590,718	7,505,608
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.651%	7/25/21	6,283,502	538,446	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.179%	4/25/20	21,675,197	963,658	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.562%	10/25/21	2,066,294	172,376	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.357%	6/25/21	13,903,214	884,564	(b)
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.426%	11/25/36	3,248,175	714,478	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.306%	4/25/40	1,436,229	218,163	(b)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.406%	9/25/40	2,355,218	459,315	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	7,110,642
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.356%	12/25/40	748,725	119,060	(b)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,277,621	1,530,860
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.466%	7/25/41	2,003,566	394,134	(b)
Federal National Mortgage Association (FNMA), 2011-090, IO	6.226%	9/25/41	3,365,741	627,779	(b)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.526%	10/25/26	1,095,069	199,669	(b)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.426%	10/25/40	2,351,224	467,828	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	918,909	1,032,538
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	3,345,311	3,815,789
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	1,350,602	1,542,778

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-070 HS, IO	5.826%	7/25/42	$4,076,597	$882,363	(b)
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.476%	2/25/41	1,217,191	237,968	(b)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	4,692,719	561,531
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	243,043	225,661
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.476%	3/25/42	3,584,881	661,611	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	182,282	169,246
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.426%	7/25/42	1,233,656	248,832	(b)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	3,451,617	386,336
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.926%	9/25/42	1,581,225	318,425	(b)
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.976%	11/25/42	1,965,437	419,369	(b)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.976%	11/25/42	1,458,504	347,104	(b)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.976%	11/25/42	2,331,621	572,358	(b)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.976%	12/25/42	2,577,665	524,635	(b)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.976%	12/25/42	761,166	191,182	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.976%	12/25/42	1,969,693	390,607	(b)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	3,936,884	412,535
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.208%	2/25/17	54,916,988	3,164,097	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	5,973,345	6,855,644
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	13,554,332	15,332,199
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	7,017,678	981,906
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	4,723,781	515,464
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	10,575,185	1,612,843
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.926%	7/25/43	2,020,782	491,712	(b)
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	5.976%	9/25/41	6,373,387	1,001,712	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.816%	8/25/44	24,466,611	1,799,519	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.131%	1/25/24	137,345,203	1,161,116	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.679%	7/25/22	132,130,000	4,361,611
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	1,325,998	242,752
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	421,930	77,308
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	212,143	38,815	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	$206,137	$37,282	(b)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	280,502	52,059
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	1,518,254	282,708
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	5,751,345	509,677
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	6,187,736	684,580
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	3,345,471	645,894
Federal National Mortgage Association (FNMA), IO	9.500%	2/25/17	1,198	77
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	78	1,094
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	8,160	8,131
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	4,062,620	706,088
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	4,833,068	882,349
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	2,879,773	543,323
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	56,892,610	649,941	(a)
FREMF Mortgage Trust, 2014-K36 C	4.360%	12/25/46	1,740,000	1,822,908	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.010%	10/25/47	840,000	833,965	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.860%	1/25/47	860,000	881,777	(a)(b)
GCCFC Commercial Mortgage Trust, 2007-GG9 AM	5.475%	3/10/39	2,834,000	2,988,889
GE Business Loan Trust, 2007-1A A	0.345%	4/16/35	3,450,235	3,266,527	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	6,165,000	6,308,157	(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	3,000,000	3,296,262
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.324%	3/20/39	960,220	121,190	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.304%	4/20/40	496,702	84,033	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,688,460
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.376%	4/16/34	114,869	2,837	(b)
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	2,900,000	3,131,835
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	6,700,000	7,201,073
Government National Mortgage Association (GNMA), 2010-076 CS, IO	6.374%	6/20/40	5,227,357	1,147,138	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.474%	1/20/40	1,102,998	186,193	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	17,505,000	18,800,335
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	1,403,096	52,864
Government National Mortgage Association (GNMA), 2010-106 SH, IO	5.824%	8/20/40	115,348	22,986	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA	0.722%	3/20/60	3,507,713	3,516,801	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.172%	5/20/60	1,821,062	1,855,585	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.521%	8/20/58	$1,271,344	$1,267,063	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.551%	12/20/60	1,749,451	1,744,423	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.571%	12/20/60	4,139,912	4,131,922	(b)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	5,586,654	6,101,196
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.924%	9/16/46	90,770,366	4,280,730	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.671%	1/20/61	2,432,452	2,437,146	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.671%	12/20/60	2,632,353	2,637,760	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.621%	2/20/61	2,397,248	2,397,267	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.651%	3/20/61	4,740,129	4,745,637	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.671%	3/20/61	3,336,307	3,342,893	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.236%	4/16/53	27,913,338	1,631,730	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	3,617,500	3,622,372
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.759%	3/16/49	20,007,830	970,220	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	4,306,263	494,700
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	952,845	86,458
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.926%	8/16/42	2,906,019	488,240	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.837%	2/16/53	63,598,857	3,996,298	(b)
Government National Mortgage Association (GNMA), 2012-114 IO, IO	0.971%	1/16/53	17,501,132	1,405,796	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	6.026%	10/16/42	2,618,236	524,799	(b)
Government National Mortgage Association (GNMA), 2012-125 IO, IO	0.857%	2/16/53	21,816,456	1,392,719	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.736%	5/16/54	26,757,560	1,435,142	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.774%	9/16/51	74,920,897	4,687,201	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.122%	9/16/44	24,639,167	1,810,757	(b)
Government National Mortgage Association (GNMA), 2013-147 QS, IO, PAC	6.574%	12/20/39	4,565,486	864,406	(b)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.524%	6/20/43	4,735,846	841,342	(b)
Government National Mortgage Association (GNMA), 2013-163, IO	1.216%	2/16/46	24,938,421	1,912,984	(b)
Government National Mortgage Association (GNMA), 2013-178 A	2.250%	3/16/35	3,141,069	3,172,584
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.931%	6/16/55	17,067,265	1,020,486	(b)
Government National Mortgage Association (GNMA), 2013-187 S, IO	5.974%	12/20/43	3,024,501	608,188	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	14,388,479	1,172,395

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	5.976%	6/16/43	$3,655,541	$544,325	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	1.379%	2/16/48	27,018,361	2,076,631	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	1.035%	9/16/55	26,588,765	1,861,639	(b)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	1.037%	1/16/57	15,550,867	1,443,323	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	7,383,767	766,765
Greenpoint Mortgage Funding Trust, 2005-AR1 A2	0.614%	6/25/45	3,519,994	2,983,740	(b)
Greenpoint Mortgage Funding Trust, 2005-AR4 A1	0.434%	10/25/45	678,786	577,318	(b)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	5.785%	7/10/38	1,800,000	1,884,530	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,630,000	1,853,163	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.524%	1/25/35	180,487	151,298	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.524%	3/25/35	7,559,039	6,594,823	(a)(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	370,980	375,308
HarborView Mortgage Loan Trust, 2005-9 2A1A	0.516%	6/20/35	528,273	497,479	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B	0.546%	6/20/35	11,148,116	10,143,492	(b)
Homestar Mortgage Acceptance Corp., 2004-3 AV1	0.624%	7/25/34	234,300	232,343	(b)
IMPAC Secured Assets Corp., 2006-2 2A1	0.524%	8/25/36	587,018	577,140	(b)
IMPAC Secured Assets Corp., 2007-2 2A	0.424%	4/25/37	4,124,427	3,789,854	(b)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	4.544%	9/25/35	51,356	43,711	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.082%	11/15/45	940,000	1,042,546	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.888%	1/15/47	490,000	552,183	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.125%	8/15/47	40,866,317	3,163,216	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	2,540,000	2,739,890
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.562%	9/15/47	2,080,000	2,189,537	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2006-LDP9 AM	5.372%	5/15/47	9,365,409	9,736,813
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	5.878%	2/12/51	919,000	1,007,346	(b)
JPMorgan Chase Commercial Mortgage Securities Corp., 2012-LC9 XA, IO	1.887%	12/15/47	33,907,882	3,094,976	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.455%	11/15/31	8,780,000	8,790,518	(a)(b)
JPMorgan Reremic, 2014-6 8A1	0.351%	10/27/36	7,600,251	7,157,491	(a)(b)
JPMorgan Reremic, 2015-1 1A1	0.331%	12/27/36	9,264,590	8,927,585	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	1.923%	2/22/32	6,670,000	6,734,032	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	3.673%	2/22/32	4,000,000	3,990,000	(a)(b)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	5.900%	7/15/44	840,000	914,131	(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.505%	6/15/36	1,508,343	4,152	(a)(b)(g)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.265%	9/15/45	760,000	842,492	(b)
Lehman XS Trust, 2005-7N 1A1B	0.474%	12/25/35	57,660	33,943	(b)
Luminent Mortgage Trust, 2006-1 A1	0.414%	4/25/36	338,103	219,418	(b)
Luminent Mortgage Trust, 2007-2 2A1	0.404%	5/25/37	151,287	106,814	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.223%	12/25/34	80,337	77,310	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	$493,875	$498,689	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	93,149	97,468	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.524%	5/25/35	717,125	589,566	(a)(b)
Merrill Lynch Mortgage Investors Inc., 1998-C1 A3	6.720%	11/15/26	557,986	578,250	(b)
Merrill Lynch Mortgage Investors Inc., 2005-A9 3A1	2.611%	12/25/35	59,148	55,245	(b)
MLCC Mortgage Investors Inc., 2006-1 1A	2.476%	2/25/36	249,353	242,247	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.865%	8/15/45	9,996,498	791,383	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	426,000	435,664
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.083%	7/15/46	510,000	567,735	(b)
Morgan Stanley Capital I Trust, 2007-HQ11 A4FL	0.311%	2/12/44	7,380,000	7,276,407	(b)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.419%	10/25/34	340,978	337,485	(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.646%	7/25/35	1,779,739	1,643,045	(b)
Mortgage IT Trust, 2005-1 1A1	0.814%	2/25/35	696,803	679,409	(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	288,163	295,344	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	194,563	182,740
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	7,966,063	7,802,992	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	0.494%	4/25/35	3,116,800	3,040,788	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	5,698,583	5,752,247	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	2,134,942	2,171,465	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	450,910	439,809	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	26,133,159	25,871,828	(a)
Residential Accredit Loans Inc., 2006-QO1O A1	0.334%	1/25/37	820,955	639,277	(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	3,290,681	3,361,951
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.374%	2/25/24	5,480,000	5,546,719	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	1.824%	4/25/24	13,400,000	13,318,153	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.574%	8/25/24	13,020,000	13,178,662	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.674%	8/25/24	3,970,000	3,998,846	(b)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	2.824%	10/25/24	2,750,000	2,776,881	(b)
Structured ARM Loan Trust, 2004-10 2A	2.417%	8/25/34	4,815,626	4,767,013	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	0.494%	10/25/35	671,668	575,948	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	1,683,084	1,712,288
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.278%	5/10/45	21,738,243	2,474,269	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	1,250,000	1,325,667
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.377%	12/15/43	640,000	616,737	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.393%	2/25/33	122,851	121,086	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.405%	9/25/33	38,013	39,119	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	261,497	263,839
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A1	0.514%	1/25/45	450,090	423,194	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.444%	7/25/45	57,013	52,857	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.494%	8/25/45	6,496,620	6,138,006	(b)

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.464%	10/25/45	$112,009	$102,694	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.444%	12/25/45	8,789,931	8,441,217	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.464%	12/25/45	132,304	120,709	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.059%	9/25/36	348,492	309,283	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	8,455	8,899
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	282,818	284,168	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2006-AR8 3A2	2.599%	4/25/36	1,388,779	1,341,164	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.787%	12/15/45	23,493,092	2,245,587	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.311%	3/15/47	10,659,145	810,873	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,965,460
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,526,659	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.198%	8/15/47	37,082,941	2,887,908	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.850%	10/15/57	3,980,000	4,013,201	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,850,000	3,045,479

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $659,476,397)				652,810,964

MORTGAGE-BACKED SECURITIES - 17.0%
FHLMC - 3.2%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/39	746,640	846,110
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	9/1/20-11/1/41	9,430,661	10,389,514
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	4/1/24-4/1/32	619,006	722,405
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/18/30-5/13/45	3,200,000	3,348,664	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	6/1/32-9/1/39	1,261,522	1,467,062
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	6/1/33-8/1/35	3,803,047	4,262,381
Federal Home Loan Mortgage Corp. (FHLMC)	2.230%	10/1/35	790,830	841,114	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.522%	1/1/36	200,806	214,856	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.927%	1/1/37	7,826	8,247	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.168%	2/1/37	108,149	114,842	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	4/1/37	68,190	71,765	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.425%	8/1/37	4,010,286	4,327,677	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.194%	1/1/38	210,253	224,661	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/40	2,201,132	2,402,728
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	533,181	562,924
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43-8/1/43	4,159,132	4,533,378
Federal Home Loan Mortgage Corp. (FHLMC), Bonds	4.000%	3/1/42	2,288,966	2,451,473
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	24,896,676	27,832,852
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-9/1/35	123,454	133,055
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/44	44,989,788	48,614,859
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33	7,910,083	8,429,029
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35-4/1/38	717,310	804,957
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	506,682	582,479
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,538,716	1,842,426

Total FHLMC				125,029,458

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 12.1%
Federal National Mortgage Association (FNMA)	8.000%	5/1/15	$213	$213
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	77,113,151	84,950,947
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-1/1/45	75,589,291	81,745,573
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-5/1/42	15,971,159	17,422,678
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	12,823,284	14,638,733
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	139,225	145,970
Federal National Mortgage Association (FNMA)	7.000%	1/1/27-2/1/39	5,718,534	6,658,005
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	5,671,436	5,787,000
Federal National Mortgage Association (FNMA)	6.500%	7/1/28-5/1/40	3,356,206	3,880,857
Federal National Mortgage Association (FNMA)	2.500%	5/18/30	9,400,000	9,634,632	(h)
Federal National Mortgage Association (FNMA)	3.000%	5/18/30	75,400,000	78,893,136	(h)
Federal National Mortgage Association (FNMA)	3.500%	5/18/30-5/13/45	18,500,000	19,464,559	(h)
Federal National Mortgage Association (FNMA)	3.500%	5/1/32-5/1/43	44,311,161	46,901,148
Federal National Mortgage Association (FNMA)	2.608%	6/1/35	2,203,255	2,371,141	(b)
Federal National Mortgage Association (FNMA)	2.144%	7/1/35	512,489	547,158	(b)
Federal National Mortgage Association (FNMA)	2.128%	8/1/35	344,910	367,406	(b)
Federal National Mortgage Association (FNMA)	2.192%	9/1/35	691,824	736,895	(b)
Federal National Mortgage Association (FNMA)	2.310%	9/1/35	1,110,818	1,196,705	(b)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	7,075,007	7,990,395
Federal National Mortgage Association (FNMA)	2.125%	10/1/35	801,394	851,821	(b)
Federal National Mortgage Association (FNMA)	2.142%	10/1/35	3,033,954	3,194,047	(b)
Federal National Mortgage Association (FNMA)	2.237%	10/1/35	510,663	545,254	(b)
Federal National Mortgage Association (FNMA)	2.920%	10/1/35	737,258	786,375	(b)
Federal National Mortgage Association (FNMA)	2.099%	11/1/35	1,090,988	1,147,441	(b)
Federal National Mortgage Association (FNMA)	2.107%	11/1/35	1,276,020	1,334,018	(b)
Federal National Mortgage Association (FNMA)	2.110%	11/1/35	946,893	995,476	(b)
Federal National Mortgage Association (FNMA)	2.133%	11/1/35	1,244,074	1,309,210	(b)
Federal National Mortgage Association (FNMA)	2.139%	11/1/35	1,048,506	1,103,685	(b)
Federal National Mortgage Association (FNMA)	2.455%	9/1/36	549,852	597,191	(b)
Federal National Mortgage Association (FNMA)	2.305%	12/1/36	21,727	23,307	(b)
Federal National Mortgage Association (FNMA)	1.757%	2/1/37	8,756,190	9,201,930	(b)
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-2/1/43	4,570,806	4,676,363
Federal National Mortgage Association (FNMA)	4.500%	5/13/45	10,900,000	11,861,418	(h)
Federal National Mortgage Association (FNMA)	5.000%	5/13/45	44,500,000	49,416,736	(h)

Total FNMA				470,377,423

GNMA - 1.7%
Government National Mortgage Association (GNMA)	8.000%	10/15/16-7/15/17	15,427	15,529
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	78,285	89,525
Government National Mortgage Association (GNMA)	7.000%	6/15/23-5/15/32	84,623	90,034
Government National Mortgage Association (GNMA)	6.500%	10/15/23-10/20/37	12,821,444	14,967,434
Government National Mortgage Association (GNMA)	6.000%	3/15/26-11/20/41	13,288,675	15,209,336
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	493,242	562,773
Government National Mortgage Association (GNMA)	5.000%	1/15/40-11/20/40	2,057,674	2,308,945

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	$10,382,117	$11,335,467
Government National Mortgage Association (GNMA)	3.500%	5/20/45	1,200,000	1,261,125	(h)
Government National Mortgage Association (GNMA)	4.000%	5/20/45	400,000	425,625	(h)
Government National Mortgage Association (GNMA) II	6.000%	10/20/37-2/20/42	392,581	449,521
Government National Mortgage Association (GNMA) II	3.500%	5/20/45	18,100,000	19,000,051	(h)

Total GNMA				65,715,365

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $646,887,302)				661,122,246

MUNICIPAL BONDS - 0.1%
Illinois - 0.1%
Chicago, IL, GO, Taxable Project (Cost - $5,380,000)	6.314%	1/1/44	5,380,000	5,521,602

SOVEREIGN BONDS - 4.2%
Colombia - 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	11,700,000	13,074,750

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	4,346,000	4,422,055	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	284,900	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	328,063	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,295,612	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	380,375	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,053,344	(a)

Total Indonesia				7,764,349

Mexico - 1.9%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	138,320
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	173,512
United Mexican States, Senior Notes	4.750%	3/8/44	580,000	609,000
United Mexican States, Senior Notes	5.550%	1/21/45	48,390,000	56,737,275
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	15,235,250

Total Mexico				72,893,357

Peru - 0.1%
Republic of Peru, Senior Bonds	5.625%	11/18/50	3,300,000	4,034,250

Poland - 0.5%
Republic of Poland, Senior Notes	4.000%	1/22/24	16,860,000	18,512,280

Russia - 0.4%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	7,493,855	8,598,449	(i)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	1,742,300	1,999,115	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	6,400,000	6,123,712	(i)

Total Russia				16,721,276

South Africa - 0.3%
Republic of South Africa, Senior Notes	5.875%	9/16/25	10,730,000	12,287,996

Turkey - 0.5%
Republic of Turkey, Notes	4.875%	4/16/43	3,030,000	2,992,125
Republic of Turkey, Senior Bonds	5.625%	3/30/21	1,160,000	1,268,750
Republic of Turkey, Senior Bonds	5.750%	3/22/24	8,810,000	9,797,601

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Turkey - (continued)
Republic of Turkey, Senior Notes	7.000%	3/11/19	$1,870,000	$2,122,263
Republic of Turkey, Senior Notes	7.500%	11/7/19	590,000	688,825
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,180,000	2,479,750

Total Turkey				19,349,314

TOTAL SOVEREIGN BONDS (Cost - $149,445,192)				164,637,572

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.9%
U.S. Government Agencies - 3.8%
Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes	5.625%	11/23/35	12,290,000	12,689,548
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	30,267,420
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	66,300,000	60,923,998
Federal National Mortgage Association (FNMA), Notes	6.000%	4/18/36	110,000	115,927
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,003,741
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,081,723
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	1,790,000	1,727,071
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,497,790
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	10,810,000	10,334,770
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,236,604
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	6,410,000	6,115,185
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	1,240,000	1,153,312
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	820,000	762,344
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,667,702

Total U.S. Government Agencies				146,577,135

U.S. Government Obligations - 8.1%
U.S. Treasury Bonds	3.375%	5/15/44	15,610,000	18,286,865
U.S. Treasury Bonds	3.125%	8/15/44	1,360,000	1,523,732
U.S. Treasury Bonds	3.000%	11/15/44	54,120,000	59,299,446
U.S. Treasury Bonds	2.500%	2/15/45	15,660,000	15,515,631
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,059
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,291,816
U.S. Treasury Notes	1.625%	7/31/19	250,000	253,750
U.S. Treasury Notes	1.750%	9/30/19	3,070,000	3,128,520
U.S. Treasury Notes	1.250%	1/31/20	12,020,000	11,958,025
U.S. Treasury Notes	1.375%	2/29/20	1,400,000	1,400,328
U.S. Treasury Notes	2.000%	5/31/21	90,000	92,159
U.S. Treasury Notes	1.875%	11/30/21	10,840,000	10,972,964
U.S. Treasury Notes	1.500%	1/31/22	260,000	256,648
U.S. Treasury Notes	1.750%	3/31/22	16,230,000	16,271,841
U.S. Treasury Notes	2.375%	8/15/24	8,400,000	8,732,060
U.S. Treasury Notes	2.000%	2/15/25	155,910,000	156,896,599
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,202,442
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/30	1,720,000	1,215,878
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	7,800,000	3,760,949

Total U.S. Government Obligations				316,209,712

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $440,748,260)				462,786,847

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	16,108,120	19,523,540
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,988,094	17,340,119
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,799,802	4,853,799
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	16,012,553	15,688,555
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,454,337	2,556,344

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $57,999,872)				59,962,357

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
U.S. Treasury 10-Year Notes Futures, Put @ $128.00 (Cost - $67,121)		4/24/15	119	$40,906

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,227,958,984)				3,303,344,100

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 11.2%
U.S. Government Agencies - 11.2%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.057%	5/11/15	$37,000,000	36,997,657	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/18/15	20,000,000	19,997,389	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.102%	5/26/15	28,000,000	27,995,636	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130 - 0.131%	6/8/15	62,000,000	61,992,870	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.058%	6/12/15	25,000,000	24,996,950	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.148%	6/15/15	65,000,000	64,991,745	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/18/15	33,900,000	33,887,694	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	25,000,000	24,972,175	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.094%	5/13/15	50,000,000	49,994,517	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.140%	6/1/15	50,000,000	49,994,850	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	7/2/15	20,000,000	19,996,420	(j)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	8/3/15	20,000,000	19,993,520	(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $435,769,601)				435,811,423

TOTAL INVESTMENTS - 96.0% (Cost - $3,663,728,585#)				3,739,155,523
Other Assets in Excess of Liabilities - 4.0%				156,699,565

TOTAL NET ASSETS - 100.0%				$3,895,855,088

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of March 31, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2015, the Fund held TBA securities with a total cost of $192,939,770.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	$98.75	335	$39,781
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.50	220	6,875
U.S. Treasury 5-Year Notes Futures, Put	4/24/15	119.50	163	28,016
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	128.00	64	80,000
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	130.00	106	34,781
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	129.00	27	18,562
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	130.00	388	260,688
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	129.00	129	137,062
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	129.50	130	109,687
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	170.00	52	53,625
U.S. Treasury 10-Year Notes Futures, Put	4/24/15	127.50	413	90,344
U.S. Treasury 10-Year Notes Futures, Put	4/24/15	127.00	172	21,500
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	127.00	356	139,063
U.S. Treasury 30-Year Bonds Futures, Call	4/24/15	166.00	95	111,328
U.S. Treasury 30-Year Bonds Futures, Call	4/24/15	165.00	27	41,344
U.S. Treasury 30-Year Bonds Futures, Put	4/24/15	160.00	104	65,000
U.S. Treasury 30-Year Bonds Futures, Put	4/24/15	162.00	54	64,969
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	155.00	52	21,125

TOTAL WRITTEN OPTIONS (Premiums received - $1,597,938)				$1,323,750

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$409,666,924	$0	*	$409,666,924
Industrials	—	44,809,553	14,213,649		59,023,202
Other corporate bonds & notes	—	590,859,324	—		590,859,324
Asset-backed securities	—	233,256,094	3,656,062		236,912,156
Collateralized mortgage obligations	—	613,535,097	39,275,867		652,810,964
Mortgage-backed securities	—	661,122,246	—		661,122,246
Municipal bonds	—	5,521,602	—		5,521,602
Sovereign bonds	—	164,637,572	—		164,637,572
U.S. government & agency obligations	—	462,786,847	—		462,786,847
U.S. Treasury inflation protected securities	—	59,962,357	—		59,962,357
Purchased options	$40,906	—	—		40,906

Total long-term investments	$40,906	$3,246,157,616	$57,145,578		$3,303,344,100

Short-term investments†	—	435,811,423	—		435,811,423

Total investments	$40,906	$3,681,969,039	$57,145,578		$3,739,155,523

Other financial instruments:
Futures contracts	$17,700,389	—	—		$17,700,389
Centrally cleared interest rate swaps	—	$2,510,926	—		2,510,926
OTC credit default swaps on corporate issues - sell protection‡	—	28,785	—		28,785
OTC credit default swaps on credit indices - sell protection‡	—	396,567	—		396,567
Centrally cleared credit default swaps on credit indices - sell protection	—	281,145	—		281,145

Total other financial instruments	$17,700,389	$3,217,423	—		$20,917,812

Total	$17,741,295	$3,685,186,462	$57,145,578		$3,760,073,335

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$1,323,750	—	—		$1,323,750
Futures contracts	2,414,561	—	—		2,414,561
OTC interest rate swaps‡	—	$1,431,231	—		1,431,231
Centrally cleared interest rate swaps	—	6,002,278	—		6,002,278
OTC credit default swaps on corporate issues - sell protection‡	—	15,671	—		15,671
OTC credit default swaps on corporate issues - buy protection‡	—	185,689	—		185,689
OTC credit default swaps on credit indices - sell protection‡	—	77,335	—		77,335

Total	$3,738,311	$7,712,204	—		$11,450,515

Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	FINANCIALS		INDUSTRIALS	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS SECURITIES	TOTAL
Balance as of December 31, 2014	$0	*	—	$20,604	—	$20,604
Accrued premiums/discounts	76,139			—	—	76,139
Realized gain (loss)	—		—	11	—	11
Change in unrealized appreciation (depreciation)[1]	(76,139)		—	(312)	—	(76,451)
Purchases	—		—	3,656,063	$26,957,071	30,613,134
Sales	—		—	(1,204)	—	(1,204)
Transfers into Level 3[2]	—		$14,213,649	—	12,318,796	26,532,445
Transfers out of Level 3[3]	—		—	(19,100)	—	(19,100)

Balance as of March 31, 2015	$0	*	$14,213,649	$3,656,062	$39,275,867	$57,145,578

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015[1]	$(76,139)		—	$(312)	$—	$(76,451)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$144,715,407
Gross unrealized depreciation	(69,288,469)

Net unrealized appreciation	$75,426,938

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	575	12/15	$142,662,706	$142,808,438	$145,732
90-Day Eurodollar	4,012	6/16	988,272,427	992,669,101	4,396,674
90-Day Eurodollar	3,972	12/16	976,217,909	979,048,350	2,830,441
90-Day Eurodollar	123	3/17	30,112,912	30,273,376	160,464
U.S. Treasury 2-Year Notes	935	6/15	204,046,805	204,911,094	864,289
U.S. Treasury 5-Year Notes	6,292	6/15	749,576,584	756,367,222	6,790,638
U.S. Treasury Long-Term Bonds	1,116	6/15	181,391,080	182,884,500	1,493,420
U.S. Treasury Ultra Long-Term Bonds	316	6/15	52,661,769	53,680,500	1,018,731

					$17,700,389

Contracts to Sell:
U.S. Treasury 10-Year Notes	2,550	6/15	326,296,377	328,710,938	(2,414,561)

Net unrealized appreciation on open futures contracts					$15,285,828

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$4,400,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	$(120,731)
Banc of America Securities LLC	2,750,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(109,557)
Banc of America Securities LLC	4,120,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(296,180)
Credit Suisse	2,420,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(210,212)
Deutsche Bank AG	5,620,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(314,538)
Deutsche Bank AG	4,120,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(380,013)

Total	$23,430,000				—	$(1,431,231)

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Group Inc.	$133,332,000	5/15/30	2.312% semi-annually	3-Month LIBOR	—	$(1,355,286)
JPMorgan Chase & Co.	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(1,297,437)	(4,646,992)
Morgan Stanley & Co. Inc.	129,330,000	5/15/30	2.110% semi-annually	3-Month LIBOR	(366,170)	2,510,926

Total	$287,962,000				$(1,663,607)	$(3,491,352)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,710,000	6/20/21	0.91%	1.000% quarterly	$14,669	$29,220	$(14,551)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	7,100,000	3/20/24	1.03%	1.000% quarterly	(15,671)	(140,358)	124,687
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	1,820,000	9/20/21	0.94%	1.000% quarterly	6,538	19,318	(12,780)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	1,400,000	6/20/21	0.91%	1.000% quarterly	7,578	15,922	(8,344)

Total	$13,030,000				$13,114	$(75,898)	$89,012

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC (Marriott International Inc., 5.810%, due 11/10/15)	$4,400,000	12/20/15	0.05%	0.730% monthly	$(21,874)	—	$(21,874)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	4,120,000	12/20/16	0.23%	1.040% quarterly	(57,904)	—	(57,904)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	2,750,000	12/20/15	0.04%	1.130% quarterly	(21,922)	—	(21,922)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	2,420,000	3/20/17	0.17%	0.690% quarterly	(24,742)	—	(24,742)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	5,620,000	6/20/16	0.08%	0.580% quarterly	(34,800)	—	(34,800)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	4,120,000	3/20/17	0.59%	0.890% quarterly	(24,447)	—	(24,447)

Total	$23,430,000				$(185,689)	—	$(185,689)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1)	$3,868,951	7/25/36	4.420% monthly	$396,567	$298,943	$97,624
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	200,000	10/17/57	3.000% monthly	(8,593)	(9,111)	518
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	300,000	10/17/57	3.000% monthly	(12,889)	(15,415)	2,526
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	300,000	10/17/57	3.000% monthly	(12,889)	(14,502)	1,613
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	300,000	10/17/57	3.000% monthly	(12,889)	(13,432)	543
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	100,000	10/17/57	3.000% monthly	(4,296)	(4,588)	292
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	200,000	10/17/57	3.000% monthly	(8,593)	(9,102)	509
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	400,000	10/17/57	3.000% monthly	(17,186)	(20,846)	3,660

Total	$5,668,951			$319,232	$211,947	$107,285

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (Markit CDX.NA.IG.22 Index)	$25,840,000	6/20/19	1.000% quarterly	$466,150	$342,375	$123,775
Barclays Capital Inc. (Markit CDX.NA.IG.23 Index)	53,420,000	12/20/19	1.000% quarterly	881,070	779,100	101,970
JPMorgan Chase & Co. (Markit CDX.NA.IG.23 Index)	14,970,000	12/20/19	1.000% quarterly	246,904	191,504	55,400

Total	$94,230,000			$1,594,124	$1,312,979	$281,145

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 26, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 26, 2015